Share-based compensation, Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2024 Options SFr / shares	Dec. 31, 2024 Options $ / shares SFr / shares	Dec. 31, 2023 Options SFr / shares	Dec. 31, 2023 Options SFr / shares $ / shares	Dec. 31, 2022 Options SFr / shares	Dec. 31, 2022 Options SFr / shares $ / shares	Dec. 31, 2021 Options SFr / shares
Number of options [Abstract]
Outstanding at beginning of period (in shares)	4,949,177	4,949,177	4,261,017	4,261,017	3,585,689	3,585,689
Forfeited during the year (in shares)	(135,118)	(135,118)	(824,084)	(824,084)	(304,738)	(304,738)
Expired during the year (in shares)	(205,634)	(205,634)
Exercised during the year (in shares)	(4,278)	(4,278)	(42,037)	(42,037)	(110,250)	(110,250)
Granted during the year (in shares)	406,680	406,680	1,554,281	1,554,281	1,090,316	1,090,316
Outstanding at end of period (in shares)	5,010,827	5,010,827	4,949,177	4,949,177	4,261,017	4,261,017	3,585,689
Exercisable (in shares)	4,097,932	4,097,932	3,022,345	3,022,345	2,345,648	2,345,648
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 4.11		SFr 5.65		SFr 6.21
Forfeited during the year (in CHF per share) | SFr / shares	3.28		5.34		6.32
Expired during the year (in CHF per share) | SFr / shares	5.41
Exercised during the year (in CHF per share) | SFr / shares	3.11		1.52		0.15
Granted during the year (in CHF per share) | (per share)	3.4	$ 3.99	1.75	$ 2.08	3.18	$ 3.44
Outstanding at end of period (in CHF per share) | SFr / shares	4.5		4.11		5.65		SFr 6.21
Exercisable (in CHF per share) | SFr / shares	SFr 4.79	$ 4.79	SFr 4.88	$ 4.88	SFr 6.41	$ 6.41
Weighted average remaining term (years) [Abstract]
Weighted average remaining term (years), options outstanding	6 years 3 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days	7 years 2 months 12 days	7 years 7 months 6 days	7 years 7 months 6 days	7 years 9 months 18 days
Weighted average remaining term (years), options exercisable	5 years 10 months 24 days	5 years 10 months 24 days	6 years 4 months 24 days	6 years 4 months 24 days	6 years 7 months 6 days	6 years 7 months 6 days